21. INCOME TAX AND DEFERRED TAXES (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Description of deferred tax assets
Depreciations	$ 201,246	$ 9,114
Amortizations	2,833	0
Inventory	2,093,554	2,638,404
Provisions	7,467,232	8,515,173
Employee benefit obligations	572,681	558,565
Non-financial tax income	2,241,925	3,046,028
Tax losses	2,813,502	174,151
Other	959,137	243,405
Deferred tax assets	16,352,110	15,184,840
Description of deferred tax liabilities
Depreciations	20,563,486	21,700,065
Amortizations	4,395,158	5,512,803
Provisions	0	430
Capitalized tax expenses	16,064,814	13,093,478
Employe benefit obligations	5,453	0
Property, plant and equipment revaluation	9,480,283	9,480,283
Assets and liabilities for business combinations revaluation	1,216,548	0
Other	1,647,416	601,231
Deferred tax liabilities	$ 53,373,158	$ 50,388,290